Accruals (Tables)	12 Months Ended
Mar. 31, 2024
Accruals [Abstract]
Schedule of Accruals	Accruals consisted of the following:
	As of March 31,
	2023	2024	2024
	HKD	HKD	US$
Professional fee	34,000	35,000	4,472
Employee payroll and other benefits	397,789	377,056	48,181
Commission	184,289	606,562	77,507
Total accruals	616,078	1,018,618	130,160